Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Schedule of share based compensation expense
Share-based compensation expense was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Share-based compensation expense:
Stock options	$1,758	$1,879	$3,696	$3,529
RSUs	337	—	337	—
Issuance of ordinary shares for services (see Note 9)	791	—	791	—

	$2,886	$1,879	$4,824	$3,529

Share-based compensation expense in operating expenses:
Research and development	$1,608	$1,172	$2,718	$2,222
General and administrative	1,278	707	2,106	1,307

	$2,886	$1,879	$4,824	$3,529

Share-based compensation expense was as follows for the years ended December 31, (in thousands):

	2022	2021
Research and development	$3,650	$9,001
General and administrative	2,603	2,855

Total share-based compensation expense	$6,253	$11,856

Schedule of share-based compensation stock options activity
The following table summarizes option activity for the periods presented, excluding options granted and canceled as part of the option repricing discussed below:

	Total Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2022	39,116,174	$1.11	$1,088	5.4
Granted	16,663,805	$1.04
Exercised	(7,558,033)	$1.06
Forfeited/expired	(2,919,504)	$1.32

Outstanding at June 30, 2023	45,302,442	$0.71	$74,829	7.4

Vested and exercisable at June 30, 2023	17,698,142	$0.72	$29,001	4.4

The following tables summarizes option activity for the periods presented:

	Total Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2021	34,200,976	$1.43	$912	8.1
Granted	17,058,623	$0.45
Canceled	(12,143,425)	$1.08

Outstanding as of December 31, 2022	39,116,174	$1.11	$1,088	5.4

Vested and exercisable as of December 31, 2022	22,083,111	$1.34	$—	4.6

Schedule of share-based payment award stock options valuation assumptions
The weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of option grants were as follows:

	For the Six Months Ended June 30,
	2023	2022
Expected term (in years)	6.0	5.9
Risk-free interest rate	3.8%	2.2%
Expected volatility	86.7%	79.9%
Dividend yield	—	—
Weighted-average grant date fair value	$0.81	$0.43

The weighted-average fair value of options and ESPP (as defined below) awards issued was estimated at the date of grant using the BSM with the following weighted-average assumptions for the years ended December 31:

	Options		ESPP
	2022	2021	2022	2021
Expected term (in years)	6.0	6.0	1.2	1.3
Risk-free interest rate	2.9%	1.0%	2.8%	0.2%
Expected volatility	82.0%	80.5%	79.2%	74.6%
Dividend yield	—	—	—	—
Weighted-average grant date fair value	$0.31	$1.20	$0.22	$0.78

Schedule of Share-based payment arrangement RSU activity
The following table summarizes RSU activity for the periods presented:

	Number of Units	Weighted- Average Grant Date Fair Value
Non-vested balance at December 31, 2022	—	$—
Granted	4,090,000	$1.35

Non-vested balance at June 30, 2023	4,090,000	$1.35